UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lesa Sroufe & Co.
Address: 1200 Fifth Avenue, Suite 1200
         Seattle, WA  98101

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shaun E. Corry
Title:     Chief Compliance Officer
Phone:     206-838-8385

Signature, Place, and Date of Signing:

 /s/ Shaun E. Corry     Seattle, WA     October 28, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    4

Form 13F Information Table Value Total:    $357,231 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 BERKSHIRE HTWY CLA100 SH Common Stock     084990175      427      400 SH       Sole                      200               200
ABBOTT LABORATORIES            Common Stock     002824100    14942   292185 SH       Sole                   146092            146092
AMERISERV FINANCIAL INC        Common Stock     03074A102      380   200000 SH       Sole                   100000            100000
ANGLOGOLD ASHANTI LTD          Sponsored Adr    035128206    14701   355440 SH       Sole                   177720            177720
ARCHER-DANIELS MIDLAND CO      Common Stock     039483102    11916   480305 SH       Sole                   240153            240153
AVISTA CORP                    Common Stock     05379b107    17204   721353 SH       Sole                   360676            360676
BARRICK GOLD CORP CAD          Common Stock     067901108      813    17432 SH       Sole                     8716              8716
BRT REALTY TRUST               Common Stock     055645303      249    40000 SH       Sole                    20000             20000
CHEVRON CORP                   Common Stock     166764100      813     8784 SH       Sole                     4392              4392
CISCO SYSTEMS INC              Common Stock     17275r102    12686   818462 SH       Sole                   409231            409231
COMMERZBANK AG ADR             Sponsored Adr    202597308       51    20000 SH       Sole                    10000             10000
DELL INC                       Common Stock     24702R101    12175   861048 SH       Sole                   430524            430524
ELI LILLY & CO                 Common Stock     532457108    13647   369144 SH       Sole                   184572            184572
ENCANA CORP                    Common Stock     292505104     8489   441891 SH       Sole                   220946            220946
EXXON MOBIL CORP               Common Stock     30231G102      646     8888 SH       Sole                     4444              4444
FLEXTRONICS INTERNATIONAL LTD  Common Stock     Y2573F102     9029  1603782 SH       Sole                   801891            801891
GENERAL ELECTRIC CO            Common Stock     369604103    12541   823965 SH       Sole                   411983            411983
HUDSON CITY BANCORP INC        Common Stock     443683107     8309  1468022 SH       Sole                   734011            734011
INTEL CORP                     Common Stock     458140100    15501   726556 SH       Sole                   363278            363278
INTL BUSINESS MACHINES CORP    Common Stock     459200101      511     2922 SH       Sole                     1461              1461
ISHARES BARCLAYS 1-3 YR TREASU Ishares          464287457      423     5002 SH       Sole                     2501              2501
ISHARES GOLD TRUST             Ishares          464285105      318    20100 SH       Sole                    10050             10050
ISHARES SILVER TRUST           Ishares          46428Q109     9318   322312 SH       Sole                   161156            161156
L 3 COMMUNICATIONS INC         Common Stock     502424104    12895   208090 SH       Sole                   104045            104045
LEVEL 3 COMMUNICATIONS, INC.   Common Stock     52729N100      149   100000 SH       Sole                    50000             50000
M & T BANK CORP                Common Stock     55261F104     3982    56966 SH       Sole                    28483             28483
MERCK & CO INC                 Common Stock     58933y105    13192   403438 SH       Sole                   201719            201719
MICROSOFT CORP                 Common Stock     594918104    12443   499936 SH       Sole                   249968            249968
NEWMONT MINING CORP            Common Stock     651639106    18182   288827 SH       Sole                   144414            144414
OMEROS CORPORATION             Common Stock     682143102      159    39278 SH       Sole                    19639             19639
PAN AMERN SILVER CORP          Common Stock     697900108      425    15880 SH       Sole                     7940              7940
PFIZER INC                     Common Stock     717081103    14239   805370 SH       Sole                   402685            402685
PORTLAND GENERAL ELECTRIC CO   Common Stock     736508847    13922   587682 SH       Sole                   293841            293841
PROSHARES SHORT S&P500         Common Stock     74347R503    13132   284866 SH       Sole                   142433            142433
RADIOSHACK CORP                Common Stock     750438103    10005   861014 SH       Sole                   430507            430507
REDWOOD TRUST INC              Common Stock     758075402     7743   693215 SH       Sole                   346608            346608
SAFEWAY INC                    Common Stock     786514208    10411   626058 SH       Sole                   313029            313029
SEACO LTD ORD                  Common Stock     G79441104       22    40000 SH       Sole                    20000             20000
SOUTHWEST AIRLINES CO          Common Stock     844741108    12266  1525681 SH       Sole                   762840            762840
SPDR GOLD TR GOLD SHS          Ishares          78463V107    12782    80870 SH       Sole                    40435             40435
TIDEWATER INC                  Common Stock     886423102     1359    32318 SH       Sole                    16159             16159
TOTAL S A ADR                  Sponsored Adr    89151E109    10963   249902 SH       Sole                   124951            124951
WAL-MART STORES INC            Common Stock     931142103    11165   215124 SH       Sole                   107562            107562
WASHINGTON FEDERAL INC         Common Stock     938824109    12706   997333 SH       Sole                   498666            498666
                                                            357231
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